INVESTMENT PROPERTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment properties
Investment properties at beginning of period		¥ 1,255,775	¥ 10,902
Additions			1,055,538
Transfer from property, plant and equipment and land use rights (note 6) (note 8)		164,046	190,761
Disposals		(73,346)
Depreciation		(14,105)	(1,426)
Investment properties at end of period	$ 204,782	1,332,370	1,255,775
Gross
Investment properties
Investment properties at beginning of period		1,284,184
Investment properties at end of period		1,370,477	1,284,184
Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(28,409)
Investment properties at end of period		(38,107)	(28,409)
Buildings
Investment properties
Investment properties at beginning of period		99,655	10,902
Additions			88,913
Transfer from property, plant and equipment and land use rights (note 6) (note 8)		157,150
Depreciation		(2,744)	(160)
Investment properties at end of period		254,061	99,655
Buildings | At fair values
Investment properties
Investment properties at beginning of period		125,000
Investment properties at end of period		1,208,000	125,000
Buildings | Gross
Investment properties
Investment properties at beginning of period		102,242
Investment properties at end of period		263,066	102,242
Buildings | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(2,587)
Investment properties at end of period		(9,005)	¥ (2,587)
Ownership certificates of investment properties
Investment properties
Investment properties at end of period		147,000
Percentage of investment properties to total asset			0.07%
Land use right
Investment properties
Investment properties at beginning of period		1,156,120
Additions			¥ 966,625
Transfer from property, plant and equipment and land use rights (note 6) (note 8)		6,896	190,761
Disposals		(73,346)
Depreciation		(11,361)	(1,266)
Investment properties at end of period		1,078,309	1,156,120
Land use right | At fair values
Investment properties
Investment properties at beginning of period		1,221,000
Investment properties at end of period		1,182,000	1,221,000
Land use right | Gross
Investment properties
Investment properties at beginning of period		1,181,942
Investment properties at end of period		1,107,411	1,181,942
Land use right | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(25,822)
Investment properties at end of period		¥ (29,102)	¥ (25,822)